Related party transactions (Tables)	12 Months Ended
Mar. 31, 2019
Related Party [Abstract]
Schedule of Transactions between Related Parties
Key management consists of the Board of Directors, the President and Chief Executive Officer and the executives who report directly to the President and Chief Executive Officer.

	2019	2018	2017
	$	$	$
Short term employee benefits	13.2	10.4	5.4
Long term employee benefits	0.1	—	—
Termination benefits	—	0.2	0.4
Share-based compensation	2.9	1.6	4.5
Compensation expense	16.2	12.2	10.3